Stockholders' Equity and Accumulated Other Comprehensive Loss (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Jun. 19, 2014	May 24, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Jun. 19, 2014
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period				$ (181,797,000)	$ (171,544,000)
Other comprehensive income (loss) before reclassifications				(72,635,000)	(14,142,000)
Amounts reclassified from accumulated other comprehensive loss to net earnings				1,795,000	3,889,000
Other comprehensive loss, net of tax				(70,840,000)	(10,253,000)	(15,479,000)
Balance at end of the period			(171,544,000)	(252,637,000)	(181,797,000)	(171,544,000)
Additional authorized repurchase amount under the November 2009 share repurchase program		20,000,000
Common shares repurchased	16,738			18,405	8,705	12,937
Repurchase price (in dollars per share)	$ 2,950							$ 2,950
Repurchase of common stock	49,377,000			53,781,000	23,578,000	26,830,000
Remaining authorized repurchase amount before additional amount authorized under the share repurchase program				50,846,000
Common stock dividend declared and paid (in dollars per share)			$ 12.00
Common stock dividend historical amount on a quarterly basis (in dollars per share)						$ 0.75
Common stock dividend historical amount on annual basis (in dollars per share)						$ 3.00
Portion of dividend serving as prepayment for next succeeding year (in dollars per share)			$ 3.00				$ 3.00
Portion of dividend serving as prepayment for second succeeding year (in dollars per share)			$ 3.00				$ 3.00
Portion of dividend serving as prepayment for third succeeding year (in dollars per share)			$ 3.00
Portion of dividend serving as prepayment for fourth succeeding year (in dollars per share)			$ 3.00
Agreement termination gain unrecognized in other comprehensive income, net of tax					1,310,000
Income tax rate for foreign currency translation gains and losses (as a percent)				35.00%	35.00%	35.00%
Cumulative foreign currency translation adjustment, net of related taxes				55,745,000	41,380,000
Tax benefit recorded on unrecognized pension cost				0	0
Effective income tax rate for components of accumulated other comprehensive loss (as a percent)				39.00%	39.00%
Unrecognized pension cost related to employees at certain subsidiaries				20,001,000	8,663,000
Argentine pesos | Sugar
Components of and changes in accumulated other comprehensive loss, net of tax
Net assets of Sugar segment				121,920,000	151,769,000
U.S. dollars | Sugar
Components of and changes in accumulated other comprehensive loss, net of tax
Net assets of Sugar segment				492,000	2,957,000
Cumulative Foreign Currency Translation Adjustment
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period				(155,413,000)	(109,457,000)
Other comprehensive income (loss) before reclassifications				(38,624,000)	(45,956,000)
Other comprehensive loss, net of tax				(38,624,000)	(45,956,000)
Balance at end of the period				(194,037,000)	(155,413,000)
Unrealized Gain (Loss) on Investments
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period				481,000	2,232,000
Other comprehensive income (loss) before reclassifications				775,000	(1,124,000)
Amounts reclassified from accumulated other comprehensive loss to net earnings				78,000	(627,000)
Other comprehensive loss, net of tax				853,000	(1,751,000)
Balance at end of the period				1,334,000	481,000
Unrealized Gain (Loss) on Cash Flow Hedges
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period				(113,000)
Other comprehensive income (loss) before reclassifications				(122,000)
Amounts reclassified from accumulated other comprehensive loss to net earnings				235,000
Other comprehensive loss, net of tax				113,000
Balance at end of the period			(113,000)			(113,000)
Unrecognized Pension Cost
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period				(26,752,000)	(64,206,000)
Other comprehensive income (loss) before reclassifications				(34,664,000)	32,938,000
Amounts reclassified from accumulated other comprehensive loss to net earnings				1,482,000	4,516,000
Other comprehensive loss, net of tax				(33,182,000)	37,454,000
Balance at end of the period				$ (59,934,000)	$ (26,752,000)